American High-Income Trust®
Investment portfolio
December 31, 2021
unaudited
Bonds, notes & other debt instruments 88.72% Corporate bonds, notes & loans 88.39% Consumer discretionary 13.38%	Principal amount (000)	Value (000)
Adient US LLC 9.00% 2025[1]	$7,004	$7,450
Affinity Gaming 6.875% 2027[1]	950	989
Allied Universal Holdco LLC 6.625% 2026[1]	10,948	11,501
Allied Universal Holdco LLC 9.75% 2027[1]	17,657	18,886
Allied Universal Holdco LLC 4.625% 2028[1]	14,520	14,536
Allied Universal Holdco LLC 6.00% 2029[1]	27,580	26,863
Asbury Automotive Group, Inc. 4.625% 2029[1]	18,480	18,857
Asbury Automotive Group, Inc. 5.00% 2032[1]	13,655	14,190
Atlas LuxCo 4 SARL 4.625% 2028[1]	7,925	7,790
Boyd Gaming Corp. 8.625% 2025[1]	1,046	1,122
Boyd Gaming Corp. 4.75% 2027	10,889	11,126
Boyd Gaming Corp. 4.75% 2031[1]	14,320	14,631
Boyne USA, Inc. 4.75% 2029[1]	4,155	4,287
Caesars Entertainment, Inc. 6.25% 2025[1]	15,390	16,173
Caesars Entertainment, Inc. 4.625% 2029[1]	12,020	12,045
Caesars Resort Collection, LLC 5.75% 2025[1]	6,040	6,315
Carnival Corp. 7.625% 2026[1]	21,450	22,513
Carnival Corp. 10.50% 2026[1]	22,020	25,162
Carnival Corp. 4.00% 2028[1]	55,985	55,679
Carnival Corp. 6.00% 2029[1]	17,650	17,597
Carvana Co. 5.625% 2025[1]	2,860	2,864
Carvana Co. 5.50% 2027[1]	31,890	31,605
Carvana Co. 5.875% 2028[1]	43,370	43,268
Carvana Co. 4.875% 2029[1]	40,565	38,697
CEC Entertainment, Inc. 6.75% 2026[1]	21,545	21,136
Cedar Fair LP 5.25% 2029	1,200	1,232
Dana, Inc. 5.625% 2028	6,405	6,814
Empire Communities Corp. 7.00% 2025[1]	8,900	9,222
Empire Resorts, Inc. 7.75% 2026[1]	17,220	17,324
Everi Holdings, Inc. 5.00% 2029[1]	3,134	3,170
Fertitta Entertainment, Inc. 6.75% 2024[1]	46,152	46,212
First Student Bidco, Inc. / First Transit Parent, Inc. 4.00% 2029[1]	57,245	55,729
Foot Locker, Inc. 4.00% 2029[1]	5,790	5,808
Ford Motor Co. 3.25% 2032	21,750	22,315
Ford Motor Co. 5.291% 2046	1,265	1,489
Ford Motor Credit Company LLC 3.339% 2022	698	700
Ford Motor Credit Company LLC 3.087% 2023	1,006	1,024
Ford Motor Credit Company LLC 3.096% 2023	1,708	1,742
Ford Motor Credit Company LLC 4.375% 2023	823	857
Ford Motor Credit Company LLC 3.664% 2024	10,115	10,518
Ford Motor Credit Company LLC 3.81% 2024	10,222	10,615
Ford Motor Credit Company LLC 5.584% 2024	11,132	12,009
Ford Motor Credit Company LLC 3.375% 2025	26,750	27,826
Ford Motor Credit Company LLC 5.125% 2025	87,810	95,608
Ford Motor Credit Company LLC 2.70% 2026	14,330	14,473
American High-Income Trust — Page 1 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Ford Motor Credit Company LLC 4.389% 2026	$275	$297
Ford Motor Credit Company LLC 4.542% 2026	23,945	26,035
Ford Motor Credit Company LLC 3.815% 2027	35,090	37,151
Ford Motor Credit Company LLC 4.125% 2027	16,940	18,306
Ford Motor Credit Company LLC 4.271% 2027	4,575	4,923
Ford Motor Credit Company LLC 2.90% 2028	8,850	8,885
Ford Motor Credit Company LLC 5.113% 2029	2,845	3,237
Ford Motor Credit Company LLC 4.00% 2030	26,488	28,542
Ford Motor Credit Company LLC 3.625% 2031	2,925	3,084
Full House Resorts, Inc. 8.25% 2028[1]	3,050	3,207
Golden Nugget, Inc., Term Loan B, (3-month USD-LIBOR + 2.50%) 3.25% 2023[2,3]	1,794	1,786
GPS Hospitality Holding Co. LLC 7.00% 2028[1]	4,495	4,084
Group 1 Automotive, Inc. 4.00% 2028[1]	9,155	9,136
Hanesbrands, Inc. 4.625% 2024[1]	35,960	37,696
Hanesbrands, Inc. 4.875% 2026[1]	35,056	37,510
Hilton Grand Vacations Borrower 5.00% 2029[1]	48,435	49,721
Hilton Worldwide Holdings, Inc. 5.375% 2025[1]	2,025	2,109
Hilton Worldwide Holdings, Inc. 3.75% 2029[1]	6,250	6,306
Hilton Worldwide Holdings, Inc. 4.875% 2030	8,757	9,373
Hilton Worldwide Holdings, Inc. 4.00% 2031[1]	30,055	30,779
International Game Technology PLC 6.50% 2025[1]	24,237	26,328
International Game Technology PLC 4.125% 2026[1]	6,110	6,301
International Game Technology PLC 6.25% 2027[1]	11,430	12,813
International Game Technology PLC 5.25% 2029[1]	58,252	61,814
KB Home 6.875% 2027	6,170	7,240
Kontoor Brands, Inc. 4.125% 2029[1]	6,770	6,781
Kronos Acquisition Holdings Inc., Term Loan B2, (USD-SOFR + 6.00%) 6.211% 2026[2,3]	2,000	1,980
Landry’s Finance Acquisition Co., Term Loan, (3-month USD-LIBOR + 12.00%) 13.00% 2023[2,3]	568	610
Las Vegas Sands Corp. 3.90% 2029	626	631
LCM Investments Holdings II, LLC 4.875% 2029[1]	1,284	1,322
Lennar Corp. 4.50% 2024	495	526
Levi Strauss & Co. 3.50% 2031[1]	7,470	7,627
LGI Homes, Inc. 4.00% 2029[1]	985	983
Limited Brands, Inc. 6.625% 2030[1]	4,805	5,450
Limited Brands, Inc. 6.875% 2035	14,103	17,545
Limited Brands, Inc. 6.75% 2036	13,030	16,111
Lithia Motors, Inc. 4.625% 2027[1]	2,000	2,106
Lithia Motors, Inc. 3.875% 2029[1]	9,765	9,985
Lithia Motors, Inc. 4.375% 2031[1]	7,900	8,445
LSF9 Atlantis Holdings LLC / Victra Finance Corp. 7.75% 2026[1]	3,655	3,700
M.D.C. Holdings, Inc. 6.00% 2043	11,252	14,250
Marriott Ownership Resorts, Inc. 4.75% 2028	2,500	2,541
Marriott Ownership Resorts, Inc. 4.50% 2029[1]	7,745	7,808
Melco International Development, Ltd. 4.875% 2025[1]	300	296
Melco International Development, Ltd. 5.75% 2028[1]	28,735	28,934
Melco International Development, Ltd. 5.375% 2029[1]	34,539	33,556
Melco Resorts Finance, Ltd. 5.25% 2026[1]	5,000	4,944
Merlin Entertainment 5.75% 2026[1]	10,798	11,242
MGM China Holdings, Ltd. 5.25% 2025[1]	1,525	1,515
MGM Growth Properties LLC 5.625% 2024	12,438	13,308
MGM Growth Properties LLC 4.625% 2025[1]	16,870	18,006
MGM Growth Properties LLC 3.875% 2029[1]	22,525	23,684
MGM Resorts International 6.00% 2023	4,884	5,110
MGM Resorts International 4.50% 2026	2,625	2,827
American High-Income Trust — Page 2 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
MGM Resorts International 5.50% 2027	$5,707	$6,084
Midas Intermediate Holdco II, LLC 7.875% 2022[1]	3,310	3,340
Midas Intermediate Holdco II, LLC, Term Loan B, (3-month USD-LIBOR + 6.75%) 4.00% PIK and 4.50% Cash 2025[2,3,4]	41,923	40,176
Mohegan Gaming & Entertainment 8.00% 2026[1]	25,345	26,643
Motel 6 Operating LP, Term Loan B, (1-month USD-LIBOR + 5.00%) 5.75% 2026[2,3]	11,581	11,690
NCL Corp., Ltd. 3.625% 2024[1]	6,450	6,094
NCL Corp., Ltd. 5.875% 2026[1]	8,100	8,075
Neiman Marcus Group, LLC 7.125% 2026[1]	52,945	56,277
Newell Brands, Inc. 5.875% 2036[5]	535	660
Newell Rubbermaid, Inc. 4.875% 2025	7,770	8,479
Norwegian Cruise Line Holdings, Ltd. 10.25% 2026[1]	3,003	3,496
Panther BF Aggregator 2, LP 6.25% 2026[1]	3,667	3,841
Panther BF Aggregator 2, LP 8.50% 2027[1]	6,245	6,628
Party City Holdings, Inc. 6.125% 2023[1]	9,100	8,247
Party City Holdings, Inc. 6.625% 2026[1]	5,000	4,275
Party City Holdings, Inc. 8.75% 2026[1]	66,323	68,547
Penske Automotive Group, Inc., 3.75% 2029	6,325	6,279
Playa Resorts Holding BV, Term Loan B, (3-month USD-LIBOR + 2.75%) 3.75% 2024[2,3]	19,910	19,456
Premier Entertainment Sub LLC 5.625% 2029[1]	38,945	38,696
Premier Entertainment Sub LLC 5.875% 2031[1]	36,235	36,416
QVC, Inc. 4.375% 2028	3,000	2,983
Raptor Acquisition Corp. 4.875% 2026[1]	13,250	13,399
Real Hero Merger Sub 2, Inc. 6.25% 2029[1]	7,825	7,824
Royal Caribbean Cruises, Ltd. 10.875% 2023[1]	5,500	6,016
Royal Caribbean Cruises, Ltd. 11.50% 2025[1]	34,683	38,889
Royal Caribbean Cruises, Ltd. 4.25% 2026[1]	39,440	38,245
Royal Caribbean Cruises, Ltd. 5.50% 2026[1]	11,200	11,401
Royal Caribbean Cruises, Ltd. 3.70% 2028	1,525	1,432
Royal Caribbean Cruises, Ltd. 5.50% 2028[1]	1,400	1,419
Sally Holdings LLC and Sally Capital, Inc. 5.625% 2025	25,484	26,073
Sally Holdings LLC and Sally Capital, Inc. 8.75% 2025[1]	23,261	24,796
Scientific Games Corp. 5.00% 2025[1]	2,935	3,025
Scientific Games Corp. 8.625% 2025[1]	25,415	27,161
Scientific Games Corp. 8.25% 2026[1]	46,873	49,394
Scientific Games Corp. 7.00% 2028[1]	10,811	11,532
Scientific Games Corp. 7.25% 2029[1]	37,095	41,422
Six Flags Entertainment Corp. 4.875% 2024[1]	7,939	8,027
Sonic Automotive, Inc. 4.625% 2029[1]	32,635	33,000
Sonic Automotive, Inc. 4.875% 2031[1]	26,085	26,377
Staples, Inc. 7.50% 2026[1]	8,250	8,488
Studio City Finance, Ltd. 5.00% 2029[1]	10,600	9,504
Tempur Sealy International, Inc. 4.00% 2029[1]	22,765	23,196
Tempur Sealy International, Inc. 3.875% 2031[1]	23,925	24,007
The Gap, Inc. 3.625% 2029[1]	3,225	3,195
The Gap, Inc. 3.875% 2031[1]	2,148	2,122
The Home Co., Inc. 7.25% 2025[1]	12,585	12,875
Thor Industries, Inc. 4.00% 2029[1]	8,075	8,004
TopBuild Corp. 4.125% 2032[1]	9,350	9,609
Travel + Leisure Co. 6.60% 2025[5]	925	1,030
Travel + Leisure Co. 6.00% 2027	7,000	7,634
Travel + Leisure Co. 4.50% 2029[1]	37,160	37,532
Truck Hero, Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.00% 2028[2,3]	3,027	3,021
Universal Entertainment Corp. 8.50% 2024[1]	54,735	57,714
American High-Income Trust — Page 3 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Vail Resorts, Inc. 6.25% 2025[1]	$5,590	$5,819
VICI Properties LP 4.25% 2026[1]	12,298	12,824
VICI Properties LP 4.625% 2029[1]	23,258	24,792
VICI Properties LP / VICI Note Co., Inc. 3.50% 2025[1]	16,357	16,620
VICI Properties LP / VICI Note Co., Inc. 3.75% 2027[1]	9,666	9,995
VICI Properties LP / VICI Note Co., Inc. 4.125% 2030[1]	60,423	64,002
WASH Multifamily Acquisition, Inc. 5.75% 2026[1]	7,910	8,323
Wheel Pros, Inc. 6.50% 2029[1]	15,709	15,103
Wheel Pros, Inc., Term Loan, (3-month USD-LIBOR + 4.50%) 5.25% 2028[2,3]	16,748	16,739
Wyndham Destinations, Inc. 6.625% 2026[1]	8,975	9,963
Wyndham Destinations, Inc. 4.625% 2030[1]	5,575	5,620
Wyndham Worldwide Corp. 4.375% 2028[1]	27,805	28,684
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[1]	14,798	14,925
Wynn Macau, Ltd. 5.625% 2028[1]	1,200	1,113
Wynn Macau, Ltd. 5.125% 2029[1]	12,525	11,398
Wynn Resorts, Ltd. 7.75% 2025[1]	15,125	15,878
Wynn Resorts, Ltd. 5.125% 2029[1]	16,325	16,594
Yahoo Holdings, Inc., Term Loan B, (1-month USD-LIBOR + 5.50%) 6.25% 2027[2,3]	17,000	17,053
		2,717,645
Energy 12.82%
Aethon United BR LP / Aethon United Finance Corp. 8.25% 2026[1]	8,150	8,764
Antero Midstream Partners LP 5.375% 2029[1]	10,095	10,667
Antero Resources Corp. 7.625% 2029[1]	7,453	8,285
Antero Resources Corp. 5.375% 2030[1]	15,820	16,938
Apache Corp. 4.625% 2025	7,940	8,535
Apache Corp. 4.875% 2027	11,177	12,199
Apache Corp. 4.375% 2028	44	48
Apache Corp. 6.00% 2037	2,910	3,566
Apache Corp. 5.10% 2040	13,635	15,429
Apache Corp. 4.75% 2043	5,725	6,298
Apache Corp. 4.25% 2044	270	274
Apache Corp. 5.35% 2049	150	172
Ascent Resources - Utica LLC 7.00% 2026[1]	31,410	31,880
Ascent Resources - Utica LLC 9.00% 2027[1]	4,380	5,868
Ascent Resources - Utica LLC 8.25% 2028[1]	4,764	4,973
Ascent Resources - Utica LLC 5.875% 2029[1]	17,675	17,032
Ascent Resources - Utica LLC, Term Loan, (3-month USD-LIBOR + 9.00%) 10.00% 2025[1,2,3]	4,446	4,816
Blue Racer Midstream LLC and Blue Racer Finance Corp. 7.625% 2025[1]	11,254	11,941
Bonanza Creek Energy, Inc. 5.00% 2026[1]	14,415	14,576
California Resources Corp. 7.125% 2026[1]	5,085	5,289
Cenovus Energy, Inc. 5.375% 2025	4,136	4,568
Cenovus Energy, Inc. 4.25% 2027	390	425
Cenovus Energy, Inc. 5.25% 2037	400	473
Cenovus Energy, Inc. 5.40% 2047	6,390	7,974
Centennial Resource Production, LLC 6.875% 2027[1]	6,752	6,894
Cheniere Energy Partners LP 4.50% 2029	26,037	27,644
Cheniere Energy Partners LP 4.00% 2031	30,178	31,699
Cheniere Energy Partners LP 3.25% 2032[1]	22,347	22,615
Cheniere Energy, Inc. 7.00% 2024	10,666	11,805
Cheniere Energy, Inc. 5.875% 2025	5,005	5,551
Cheniere Energy, Inc. 4.625% 2028	99,559	106,065
Chesapeake Energy Corp. 4.875% 2022[6]	28,871	577
Chesapeake Energy Corp. 5.75% 2023[6]	1,730	35
American High-Income Trust — Page 4 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Chesapeake Energy Corp. 5.50% 2026[1]	$20,225	$21,311
Chesapeake Energy Corp. 5.875% 2029[1]	17,770	19,034
CNX Midstream Partners LP 4.75% 2030[1]	3,865	3,857
CNX Resources Corp. 7.25% 2027[1]	27,882	29,603
CNX Resources Corp. 6.00% 2029[1]	23,307	24,272
Comstock Resources, Inc. 6.75% 2029[1]	14,820	16,099
Comstock Resources, Inc. 5.875% 2030[1]	20,995	21,555
Constellation Oil Services Holding SA 10.00% PIK 2024[1,4,6]	115,294	36,082
Continental Resources, Inc. 5.75% 2031[1]	16,725	19,724
Convey Park Energy LLC 7.50% 2025[1]	5,500	5,697
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.50% 2031[1]	53,980	56,426
Crestwood Midstream Partners LP 6.00% 2029[1]	9,825	10,219
Devon Energy Corp. 5.875% 2028	2,830	3,066
Devon Energy Corp. 4.50% 2030	10,040	10,783
Diamond Foreign Asset Co. / Diamond Finance, LLC 9.00% Cash 2027[1,3,4]	2,584	2,558
Diamond Foreign Asset Co. / Diamond Finance, LLC 9.00% Cash 2027[3,4]	2,337	2,314
DT Midstream, Inc. 4.125% 2029[1]	31,680	32,485
DT Midstream, Inc. 4.375% 2031[1]	14,675	15,285
Encino Acquisition Partners Holdings, LLC 8.50% 2028[1]	684	711
Endeavor Energy Resources LP 6.625% 2025[1]	13,260	14,045
Energean Israel Finance, Ltd. 4.50% 2024[1]	17,855	17,989
Energean Israel Finance, Ltd. 4.875% 2026[1]	15,000	14,925
Energean PLC 6.50% 2027[1]	9,855	9,827
Energy Transfer Operating LP 5.00% 2050	28,347	32,698
EnLink Midstream Partners, LLC 5.625% 2028[1]	8,585	8,941
EQM Midstream Partners LP 4.75% 2023	4,250	4,425
EQM Midstream Partners LP 6.00% 2025[1]	4,000	4,355
EQM Midstream Partners LP 4.125% 2026	3,011	3,089
EQM Midstream Partners LP 6.50% 2027[1]	41,525	46,560
EQM Midstream Partners LP 5.50% 2028	15,121	16,541
EQM Midstream Partners LP 4.50% 2029[1]	21,910	22,819
EQM Midstream Partners LP 4.75% 2031[1]	23,277	24,652
EQM Midstream Partners LP 6.50% 2048	2,000	2,433
EQT Corp. 6.625% 2025[5]	11,082	12,509
EQT Corp. 3.90% 2027	1,825	1,960
EQT Corp. 5.00% 2029	7,360	8,162
EQT Corp. 7.50% 2030[5]	5,395	6,941
EQT Corp. 3.625% 2031[1]	9,080	9,435
Genesis Energy, LP 5.625% 2024	2,765	2,742
Genesis Energy, LP 6.50% 2025	28,934	28,602
Genesis Energy, LP 6.25% 2026	3,615	3,528
Genesis Energy, LP 8.00% 2027	50,682	52,288
Genesis Energy, LP 7.75% 2028	1,175	1,185
Guara Norte SARL 5.198% 2034[1]	12,725	12,521
Harbour Energy PLC 5.50% 2026[1]	24,305	24,148
Harvest Midstream I, LP 7.50% 2028[1]	43,575	46,687
Hess Midstream Operations LP 4.25% 2030[1]	25,875	25,725
Hess Midstream Partners LP 5.125% 2028[1]	9,663	10,076
Hilcorp Energy I, LP 6.25% 2028[1]	3,515	3,700
Hilcorp Energy I, LP 5.75% 2029[1]	14,085	14,538
Hilcorp Energy I, LP 6.00% 2031[1]	12,165	12,606
Howard Midstream Energy Partners, LLC 6.75% 2027[1]	8,950	9,182
Independence Energy Finance LLC 7.25% 2026[1]	8,650	8,997
American High-Income Trust — Page 5 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Lealand Finance Company BV, Term Loan, (3-month USD-LIBOR + 3.00%) 3.09% 2024[2,3]	$526	$313
Lealand Finance Company BV, Term Loan, (3-month USD-LIBOR + 1.00%) 3.00% PIK and 1.09% Cash 2025[2,3,4]	7,690	3,435
McDermott International, Inc., Term Loan, (3-month USD-LIBOR + 4.00%) 4.00% 2024[2,3,7,8]	2,000	1,000
Murphy Oil Corp. 6.875% 2024	3,190	3,261
Murphy Oil Corp. 5.75% 2025	5,000	5,144
Murphy Oil Corp. 6.375% 2028	8,000	8,515
Murphy Oil USA, Inc. 3.75% 2031[1]	12,745	12,684
Nabors Industries, Inc. 5.75% 2025	3,670	3,406
Nabors Industries, Inc. 7.375% 2027[1]	27,700	28,702
Neptune Energy Group Holdings, Ltd. 6.625% 2025[1]	15,000	15,347
New Fortress Energy, Inc. 6.75% 2025[1]	23,775	24,044
New Fortress Energy, Inc. 6.50% 2026[1]	64,890	64,476
NGL Energy Operating LLC 7.50% 2026[1]	145,472	150,215
NGL Energy Partners LP 7.50% 2023	23,690	23,359
NGL Energy Partners LP 6.125% 2025	35,327	30,241
NGPL PipeCo LLC 4.875% 2027[1]	1,010	1,125
Northern Oil and Gas, Inc. 8.125% 2028[1]	38,665	40,846
NorthRiver Midstream Finance LP 5.625% 2026[1]	10,800	11,252
NuStar Logistics LP 6.00% 2026	6,129	6,656
Oasis Midstream Partners LP / OMP Finance Corp. 8.00% 2029[1]	33,755	36,841
Oasis Petroleum, Inc. 6.375% 2026[1]	20,031	21,062
Occidental Petroleum Corp. 2.90% 2024	10,480	10,717
Occidental Petroleum Corp. 5.875% 2025	12,395	13,681
Occidental Petroleum Corp. 8.00% 2025	22,020	25,730
Occidental Petroleum Corp. 3.00% 2027	500	508
Occidental Petroleum Corp. 3.50% 2029	5,905	6,076
Occidental Petroleum Corp. 6.625% 2030	14,500	17,968
Occidental Petroleum Corp. 8.875% 2030	7,825	10,567
Occidental Petroleum Corp. 6.125% 2031	9,440	11,485
Occidental Petroleum Corp. 6.45% 2036	625	798
Occidental Petroleum Corp. 4.10% 2047	580	569
Occidental Petroleum Corp. 4.20% 2048	2,543	2,547
Parkland Corp. 4.625% 2030[1]	15,355	15,285
PDC Energy, Inc. 5.75% 2026	12,000	12,416
Petróleos Mexicanos 6.875% 2025[1]	6,200	6,782
Petróleos Mexicanos 5.35% 2028	7,643	7,610
Petróleos Mexicanos 7.69% 2050	11,404	11,027
Petrorio Luxembourg SARL 6.125% 2026[1]	6,800	6,829
Precision Drilling Corp. 6.875% 2029[1]	2,970	3,031
Range Resources Corp. 4.875% 2025	9,698	10,026
Range Resources Corp. 8.25% 2029	15,815	17,661
Rattler Midstream Partners LP 5.625% 2025[1]	17,853	18,585
Rockcliff Energy II LLC 5.50% 2029[1]	7,975	8,228
Rockies Express Pipeline LLC 4.95% 2029[1]	11,193	11,935
Sabine Pass Liquefaction, LLC 5.625% 2025	1,800	2,000
Sabine Pass Liquefaction, LLC 4.50% 2030	8,930	10,082
Sanchez Energy Corp. 7.25% 2023[1,6]	22,796	883
SM Energy Co. 6.50% 2028	2,910	3,016
Southwestern Energy Co. 6.45% 2025 (6.20% on 1/23/2022)[5]	7,548	8,304
Southwestern Energy Co. 7.75% 2027	5,284	5,705
Southwestern Energy Co. 8.375% 2028	11,445	12,791
Southwestern Energy Co. 5.375% 2029	6,470	6,851
American High-Income Trust — Page 6 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Southwestern Energy Co. 5.375% 2030	$42,050	$45,130
Southwestern Energy Co. 4.75% 2032	20,220	21,333
Suburban Propane Partners LP / Suburban Energy Finance Corp. 5.00% 2031[1]	6,110	6,189
Summit Midstream Holdings / Summit Midstream Finance Corp. 8.50% 2026[1]	10,575	11,029
Sunoco LP 6.00% 2027	12,591	13,144
Sunoco LP 4.50% 2029	31,065	31,600
Sunoco LP 4.50% 2030[1]	31,235	32,061
Superior Plus LP and Superior General Partner, Inc. 4.50% 2029[1]	9,120	9,387
Tallgrass Energy Partners, LP 7.50% 2025[1]	7,685	8,327
Targa Resources Partners LP 5.875% 2026	3,036	3,172
Targa Resources Partners LP 6.50% 2027	6,322	6,784
Targa Resources Partners LP 6.875% 2029	18,530	20,757
Targa Resources Partners LP 5.50% 2030	14,836	16,233
Targa Resources Partners LP 4.875% 2031	29,580	32,174
Targa Resources Partners LP 4.00% 2032[1]	8,525	8,923
Teekay Corp. 9.25% 2022[1]	34,608	35,495
Teekay Offshore Partners LP 8.50% 2023[1,7,8]	27,286	24,830
Transocean Guardian, Ltd. 5.875% 2024[1]	6,251	5,929
Transocean Poseidon, Ltd. 6.875% 2027[1]	6,280	6,075
Transocean, Inc. 7.25% 2025[1]	8,700	6,708
Transocean, Inc. 8.00% 2027[1]	9,525	6,868
USA Compression Partners, LP 6.875% 2026	7,736	8,054
USA Compression Partners, LP 6.875% 2027	2,403	2,541
Venture Global Calcasieu Pass, LLC 4.125% 2031[1]	50,160	53,256
Venture Global Calcasieu Pass, LLC 3.875% 2033[1]	11,525	12,094
Weatherford International, Ltd. 11.00% 2024[1]	8,691	8,961
Weatherford International, Ltd. 6.50% 2028[1]	37,845	40,097
Weatherford International, Ltd. 8.625% 2030[1]	40,815	42,440
Western Gas Partners LP 4.50% 2028	20,233	22,065
Western Gas Partners LP 5.45% 2044	985	1,178
Western Midstream Operating, LP 4.35% 2025 (4.10% on 2/1/2022)[5]	6,455	6,754
Western Midstream Operating, LP 4.75% 2028	2,830	3,131
Western Midstream Operating, LP 5.30% 2030 (5.05% on 2/1/2022)[5]	8,225	9,056
Western Midstream Operating, LP 6.50% 2050 (6.25% on 2/1/2022)[5]	5,500	6,512
		2,603,691
Communication services 12.46%
Allen Media, LLC 10.50% 2028[1]	750	784
Altice France SA 5.125% 2029[1]	33,804	33,033
Beasley Mezzanine Holdings, LLC 8.625% 2026[1]	8,275	8,180
Brightstar Escrow Corp. 9.75% 2025[1]	20,105	21,584
Cablevision Systems Corp. 5.50% 2027[1]	2,700	2,794
Cablevision Systems Corp. 5.375% 2028[1]	2,425	2,515
CCO Holdings LLC and CCO Holdings Capital Corp. 4.00% 2023[1]	8,595	8,606
CCO Holdings LLC and CCO Holdings Capital Corp. 5.50% 2026[1]	5,688	5,867
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2027[1]	9,878	10,186
CCO Holdings LLC and CCO Holdings Capital Corp. 5.00% 2028[1]	4,129	4,302
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2029[1]	6,341	6,854
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2030[1]	67,677	69,385
CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 2030[1]	65,731	68,477
CCO Holdings LLC and CCO Holdings Capital Corp. 2.80% 2031	950	941
CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 2031[1]	39,035	39,458
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2032	35,527	36,608
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2033[1]	22,674	23,169
American High-Income Trust — Page 7 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 2034[1]	$13,675	$13,479
Centerfield Media Parent, Inc. 6.625% 2026[1]	20,785	20,859
CenturyLink, Inc. 6.75% 2023	31,074	33,595
Cinemark USA, Inc. 5.875% 2026[1]	4,775	4,841
Clear Channel Worldwide Holdings, Inc. 7.75% 2028[1]	11,000	11,787
Clear Channel Worldwide Holdings, Inc. 7.50% 2029[1]	7,172	7,668
Cogent Communications Group, Inc. 3.50% 2026[1]	13,445	13,670
Consolidated Communications, Inc. 5.00% 2028[1]	14,350	14,515
CSC Holdings, LLC 3.375% 2031[1]	9,350	8,769
Diamond Sports Group LLC 5.375% 2026[1]	23,647	11,851
Diamond Sports Group LLC 6.625% 2027[1]	18,432	5,207
DIRECTV Financing, LLC, Term Loan, (3-month USD-LIBOR + 5.00%) 5.75% 2027[2,3]	33,861	33,943
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 5.875% 2027[1]	54,135	55,499
DISH DBS Corp. 5.25% 2026[1]	8,940	9,098
DISH DBS Corp. 5.125% 2029	18,150	16,546
Embarq Corp. 7.995% 2036	48,437	54,329
Epicor Software Corp., Term Loan C, (3-month USD-LIBOR + 3.25%) 4.00% 2027[2,3]	1,778	1,779
Epicor Software Corp., Term Loan, (3-month USD-LIBOR + 7.75%) 8.75% 2028[2,3]	14,477	14,864
Front Range BidCo, Inc. 6.125% 2028[1]	16,027	15,811
Frontier Communications Corp. 5.875% 2027[1]	30,765	32,582
Frontier Communications Corp. 5.00% 2028[1]	75,400	77,798
Frontier Communications Corp. 6.75% 2029[1]	35,960	37,453
Frontier Communications Holdings, LLC 5.875% 2029	26,207	26,243
Frontier Communications Holdings, LLC 6.00% 2030[1]	14,100	14,195
Gannett Holdings, LLC 6.00% 2026[1]	10,580	10,816
Gray Escrow II, Inc. 5.375% 2031[1]	25,075	25,841
Gray Television, Inc. 7.00% 2027[1]	14,544	15,560
Gray Television, Inc. 4.75% 2030[1]	4,750	4,728
iHeartCommunications, Inc. 6.375% 2026	236	245
iHeartCommunications, Inc. 5.25% 2027[1]	30,323	31,569
iHeartCommunications, Inc. 8.375% 2027	427	451
Inmarsat PLC 6.75% 2026[1]	21,400	22,526
Intelsat Jackson Holding Co. 5.50% 2023[6]	31,835	14,450
Intelsat Jackson Holding Co. 8.00% 2024[1]	35,020	35,611
Intelsat Jackson Holding Co. 8.50% 2024[1,6]	19,775	9,084
Intelsat Jackson Holding Co., Term Loan, (3-month USD-LIBOR + 4.75%) 5.75% 2022[2,3]	20,702	20,779
Intelsat Jackson Holding Co., Term Loan, 6.625% 2024[2]	45,355	45,446
Kantar Group LLC, Term Loan B2, (3-month USD-LIBOR + 4.50%) 5.25% 2026[2,3]	6,404	6,402
Lamar Media Corp. 3.75% 2028	2,567	2,577
Lamar Media Corp. 4.875% 2029	5,100	5,330
Lamar Media Corp. 3.625% 2031	7,625	7,436
Level 3 Financing, Inc. 3.75% 2029[1]	11,500	10,944
Ligado Networks LLC 15.50% PIK 2023[1,4]	37,818	30,695
Ligado Networks LLC 17.50% PIK 2024[1,4]	4,837	2,273
Live Nation Entertainment, Inc. 3.75% 2028[1]	5,750	5,721
Mav Acquisition Corp. 5.75% 2028[1]	10,000	9,915
Midas OpCo Holdings LLC 5.625% 2029[1]	60,485	62,017
Netflix, Inc. 4.875% 2028	13,740	15,687
Netflix, Inc. 5.375% 2029[1]	875	1,041
Netflix, Inc. 4.875% 2030[1]	12,050	14,074
News Corp. 3.875% 2029[1]	22,450	22,713
Nexstar Broadcasting, Inc. 4.75% 2028[1]	43,850	44,752
Nexstar Escrow Corp. 5.625% 2027[1]	11,385	12,016
American High-Income Trust — Page 8 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
OUTFRONT Media Capital LLC 4.625% 2030[1]	$60	$60
Playtika Holding Corp. 4.25% 2029[1]	150	147
Qwest Capital Funding, Inc. 6.875% 2028	14,790	15,745
Scripps Escrow II, Inc. 3.875% 2029[1]	14,018	14,022
Sinclair Television Group, Inc. 5.125% 2027[1]	8,199	7,962
Sinclair Television Group, Inc. 4.125% 2030[1]	30,925	29,348
Sirius XM Radio, Inc. 3.125% 2026[1]	39,425	39,488
Sirius XM Radio, Inc. 4.00% 2028[1]	46,100	46,437
Sirius XM Radio, Inc. 4.125% 2030[1]	9,075	9,091
Sirius XM Radio, Inc. 3.875% 2031[1]	48,175	47,319
Sprint Corp. 7.625% 2026	27,221	32,716
Sprint Corp. 6.875% 2028	142,540	180,553
Sprint Corp. 8.75% 2032	108,117	162,357
Summer (BC) BidCo B LLC 5.50% 2026[1]	5,960	6,109
TEGNA, Inc. 4.75% 2026[1]	12,325	12,831
TEGNA, Inc. 4.625% 2028	9,072	9,189
TEGNA, Inc. 5.00% 2029	16,937	17,349
T-Mobile US, Inc. 2.625% 2026	18,850	18,969
T-Mobile US, Inc. 3.375% 2029[1]	30,100	30,722
T-Mobile US, Inc. 2.875% 2031	8,050	7,964
Trilogy International South Pacific LLC 10.00% 2023[7,8]	20,400	20,400
Trilogy International South Pacific LLC / TISP Finance, Inc. 8.875% 2023[1]	70,291	68,692
Univision Communications, Inc. 5.125% 2025[1]	62,918	63,625
Univision Communications, Inc. 6.625% 2027[1]	76,170	82,150
Univision Communications, Inc. 4.50% 2029[1]	76,600	77,502
UPC Broadband Finco BV 4.875% 2031[1]	11,330	11,575
Virgin Media O2 4.25% 2031[1]	48,744	47,848
Virgin Media Secured Finance PLC 4.50% 2030[1]	14,955	15,074
VMED O2 UK Financing I PLC 4.75% 2031[1]	3,807	3,861
Warner Music Group 3.75% 2029[1]	13,075	13,064
Warner Music Group 3.875% 2030[1]	10,480	10,665
Ziggo Bond Co. BV 5.125% 2030[1]	13,368	13,455
Ziggo Bond Finance BV 5.50% 2027[1]	15,379	15,820
Ziggo Bond Finance BV 4.875% 2030[1]	29,100	29,892
		2,531,824
Health care 10.71%
AdaptHealth, LLC 5.125% 2030[1]	14,015	14,281
Auris Luxembourg III SARL, Term Loan, (3-month USD-LIBOR + 3.75%) 3.854% 2026[2,3]	11,809	11,733
Avantor Funding, Inc. 4.625% 2028[1]	36,175	37,773
Avantor Funding, Inc. 3.875% 2029[1]	6,900	6,985
Bausch Health Companies, Inc. 9.25% 2026[1]	40,876	43,226
Bausch Health Companies, Inc. 5.75% 2027[1]	19,300	20,053
Bausch Health Companies, Inc. 4.875% 2028[1]	44,980	45,961
Bausch Health Companies, Inc. 5.00% 2028[1]	18,037	16,622
Bausch Health Companies, Inc. 7.00% 2028[1]	10,987	10,948
Bausch Health Companies, Inc. 5.00% 2029[1]	5,775	5,105
Bausch Health Companies, Inc. 6.25% 2029[1]	1,455	1,385
Bausch Health Companies, Inc. 7.25% 2029[1]	4,750	4,709
Bausch Health Companies, Inc. 5.25% 2030[1]	27,442	24,192
Bausch Health Companies, Inc. 5.25% 2031[1]	69,485	61,168
Catalent Pharma Solutions, Inc. 5.00% 2027[1]	819	852
Catalent Pharma Solutions, Inc. 3.125% 2029[1]	5,250	5,186
Catalent Pharma Solutions, Inc. 3.50% 2030[1]	12,945	12,927
American High-Income Trust — Page 9 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Centene Corp. 4.25% 2027	$34,509	$36,035
Centene Corp. 2.45% 2028	43,445	42,860
Centene Corp. 4.625% 2029	91,944	99,317
Centene Corp. 3.00% 2030	40,985	41,733
Centene Corp. 3.375% 2030	18,661	19,035
Centene Corp. 2.50% 2031	27,825	27,134
Centene Corp. 2.625% 2031	18,850	18,504
Charles River Laboratories International, Inc. 4.25% 2028[1]	6,348	6,611
Charles River Laboratories International, Inc. 3.75% 2029[1]	12,765	12,911
Community Health Systems, Inc. 5.625% 2027[1]	17,600	18,648
Community Health Systems, Inc. 6.00% 2029[1]	15,747	16,815
Community Health Systems, Inc. 6.875% 2029[1]	4,500	4,591
DaVita, Inc. 4.625% 2030[1]	22,580	23,157
Encompass Health Corp. 4.50% 2028	8,554	8,812
Encompass Health Corp. 4.75% 2030	4,591	4,736
Endo DAC / Endo Finance LLC / Endo Finco 9.50% 2027[1]	18,286	18,633
Endo DAC / Endo Finance LLC / Endo Finco 6.00% 2028[1]	31,458	23,484
Endo International PLC 5.75% 2022[1]	46,292	42,184
Endo International PLC 5.875% 2024[1]	19,325	19,044
Endo Luxembourg Finance Co. I SARL / Endo U.S., Inc. 6.125% 2029[1]	26,545	26,067
Grifols Escrow Issuer SA 4.75% 2028[1]	13,790	14,092
HCA, Inc. 5.875% 2023	385	408
HCA, Inc. 5.375% 2025	2,772	3,050
HCA, Inc. 5.375% 2026	8,436	9,491
HCA, Inc. 5.875% 2026	4,721	5,331
HCA, Inc. 4.50% 2027	71	78
HCA, Inc. 5.625% 2028	29,450	34,462
HCA, Inc. 5.875% 2029	8,320	9,927
HCA, Inc. 3.50% 2030	30,772	32,584
HCA, Inc. 5.50% 2047	3,996	5,241
HCA, Inc. 5.25% 2049	8,500	10,937
HCA, Inc. 7.50% 2095	5,000	7,313
HealthEquity, Inc. 4.50% 2029[1]	13,825	13,704
IMS Health Holdings, Inc. 5.00% 2026[1]	28,059	28,830
Jazz Securities DAC 4.375% 2029[1]	23,290	24,156
Mallinckrodt International Finance SA 5.50% 2025[1,6]	16,000	8,736
Mallinckrodt PLC 5.75% 2022[1,6]	8,850	4,699
Mallinckrodt PLC 10.00% 2025[1]	21,862	23,201
ModivCare Escrow Issuer, Inc. 5.00% 2029[1]	10,500	10,739
Molina Healthcare, Inc. 4.375% 2028[1]	20,505	21,155
Molina Healthcare, Inc. 3.875% 2030[1]	40,850	42,440
Molina Healthcare, Inc. 3.875% 2032[1]	22,635	22,813
Mozart Debt Merger Sub, Inc. 3.875% 2029[1]	21,020	20,988
Mozart Debt Merger Sub, Inc. 5.25% 2029[1]	40,605	41,243
Option Care Health, Inc. 4.375% 2029[1]	12,775	12,826
Organon Finance 1 LLC 4.125% 2028[1]	8,275	8,424
Organon Finance 1 LLC 5.125% 2031[1]	6,335	6,629
Owens & Minor, Inc. 4.375% 2024	29,381	31,260
Owens & Minor, Inc. 4.50% 2029[1]	40,185	41,248
Par Pharmaceutical, Inc. 7.50% 2027[1]	84,179	86,151
Radiology Partners, Inc. 9.25% 2028[1]	22,174	23,317
Rotech Healthcare, Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.00% PIK 2023[2,3,4,7,8,9]	45,869	45,869
RP Escrow Issuer, LLC 5.25% 2025[1]	25,085	25,338
American High-Income Trust — Page 10 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Select Medical Holdings Corp. 6.25% 2026[1]	$9,039	$9,586
Surgery Center Holdings 10.00% 2027[1]	7,264	7,725
Syneos Health, Inc. 3.625% 2029[1]	10,280	10,166
Team Health Holdings, Inc. 6.375% 2025[1]	15,359	14,473
Team Health Holdings, Inc., Term Loan B, 3.75% 2024[2,3]	6,202	5,956
Tenet Healthcare Corp. 6.75% 2023	1,730	1,851
Tenet Healthcare Corp. 4.625% 2024	5,348	5,422
Tenet Healthcare Corp. 4.875% 2026[1]	103,349	106,312
Tenet Healthcare Corp. 5.125% 2027[1]	5,000	5,214
Tenet Healthcare Corp. 6.25% 2027[1]	8,995	9,322
Tenet Healthcare Corp. 4.625% 2028[1]	8,350	8,592
Tenet Healthcare Corp. 6.125% 2028[1]	8,600	9,101
Tenet Healthcare Corp. 4.25% 2029[1]	20,860	21,220
Tenet Healthcare Corp. 4.375% 2030[1]	28,005	28,421
Tenet Healthcare Corp. 6.875% 2031	2,000	2,288
Teva Pharmaceutical Finance Co. BV 2.95% 2022	846	848
Teva Pharmaceutical Finance Co. BV 6.00% 2024	76,748	80,515
Teva Pharmaceutical Finance Co. BV 7.125% 2025	41,591	44,551
Teva Pharmaceutical Finance Co. BV 3.15% 2026	40,561	38,191
Teva Pharmaceutical Finance Co. BV 4.75% 2027	6,890	6,836
Teva Pharmaceutical Finance Co. BV 6.75% 2028	41,982	44,774
Teva Pharmaceutical Finance Co. BV 5.125% 2029	92,505	90,845
Teva Pharmaceutical Finance Co. BV 4.10% 2046	12,627	10,690
Valeant Pharmaceuticals International, Inc. 6.125% 2025[1]	62,440	63,679
Valeant Pharmaceuticals International, Inc. 9.00% 2025[1]	31,377	33,086
Valeant Pharmaceuticals International, Inc. 8.50% 2027[1]	5,076	5,337
		2,175,098
Materials 9.77%
Alcoa Netherlands Holding BV 5.50% 2027[1]	10,760	11,528
Alcoa Netherlands Holding BV 4.125% 2029[1]	6,050	6,240
Allegheny Technologies, Inc. 4.875% 2029	30,935	31,012
Allegheny Technologies, Inc. 5.125% 2031	14,050	14,176
ArcelorMittal 4.25% 2029	5,029	5,512
ArcelorMittal 7.00% 2039	11,267	15,538
ArcelorMittal 6.75% 2041	19,036	25,751
Arconic Corp. 6.00% 2025[1]	8,170	8,558
Arconic Rolled Products Corp. 6.125% 2028[1]	4,775	5,090
Ardagh Group SA 6.50% Cash 2027[1,4]	12,390	12,775
Ardagh Metal Packaging Finance USA LLC 4.00% 2029[1]	11,410	11,323
Ardagh Packaging Finance 5.25% 2025[1]	570	589
Ardagh Packaging Finance 4.125% 2026[1]	960	983
Ardagh Packaging Finance 5.25% 2027[1]	5,205	5,243
Axalta Coating Systems LLC 4.75% 2027[1]	7,995	8,343
Ball Corp. 3.125% 2031	25,005	24,729
Braskem Idesa SAPI 6.99% 2032[1]	8,585	8,631
BWAY Parent Co., Inc. 5.50% 2024[1]	27,273	27,559
Canpack SA / Canpack US, LLC 3.875% 2029[1]	39,950	39,062
Cleveland-Cliffs, Inc. 9.875% 2025[1]	6,478	7,339
Cleveland-Cliffs, Inc. 6.75% 2026[1]	16,233	17,206
Cleveland-Cliffs, Inc. 5.875% 2027	53,855	56,130
Cleveland-Cliffs, Inc. 7.00% 2027	3,853	4,009
Cleveland-Cliffs, Inc. 4.625% 2029[1]	38,900	39,736
Cleveland-Cliffs, Inc. 4.875% 2031[1]	43,071	44,810
American High-Income Trust — Page 11 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Consolidated Energy Finance SA 6.50% 2026[1]	$10,805	$11,019
Consolidated Energy Finance SA 5.625% 2028[1]	27,445	26,866
Constellium SE 3.75% 2029[1]	8,655	8,528
Crown Holdings, Inc. 7.375% 2026	2,000	2,415
CVR Partners LP 9.25% 2023[1]	5,592	5,638
CVR Partners LP 6.125% 2028[1]	44,540	47,055
Diamond (BC) BV 4.625% 2029[1]	3,445	3,423
Element Solutions, Inc. 3.875% 2028[1]	10,800	10,869
First Quantum Minerals, Ltd. 7.25% 2023[1]	24,401	24,713
First Quantum Minerals, Ltd. 6.50% 2024[1]	25,332	25,677
First Quantum Minerals, Ltd. 7.50% 2025[1]	75,026	77,275
First Quantum Minerals, Ltd. 6.875% 2026[1]	47,890	49,802
First Quantum Minerals, Ltd. 6.875% 2027[1]	88,135	94,952
FMG Resources 4.375% 2031[1]	11,210	11,790
Freeport-McMoRan, Inc. 3.875% 2023	201	208
Freeport-McMoRan, Inc. 4.55% 2024	2,500	2,682
Freeport-McMoRan, Inc. 4.25% 2030	9,203	9,722
Freeport-McMoRan, Inc. 4.625% 2030	900	967
Freeport-McMoRan, Inc. 5.40% 2034	9,813	11,961
Freeport-McMoRan, Inc. 5.45% 2043	15,373	19,355
FXI Holdings, Inc. 7.875% 2024[1]	52,976	54,032
FXI Holdings, Inc. 12.25% 2026[1]	98,650	111,109
GPC Merger Sub, Inc. 7.125% 2028[1]	9,665	10,018
Hexion, Inc. 7.875% 2027[1]	38,015	40,144
Joseph T. Ryerson & Son, Inc. 8.50% 2028[1]	11,324	12,331
Labl, Inc. 5.875% 2028[1]	9,100	9,396
Labl, Inc. 8.25% 2029[1]	22,565	22,733
LSB Industries, Inc. 6.25% 2028[1]	41,010	42,709
Mercer International, Inc. 5.125% 2029	7,090	7,253
Methanex Corp. 5.125% 2027	74,079	77,857
Methanex Corp. 5.25% 2029	22,720	23,993
Methanex Corp. 5.65% 2044	21,570	21,690
Neon Holdings, Inc. 10.125% 2026[1]	15,585	16,620
Nova Chemicals Corp. 4.875% 2024[1]	11,505	11,892
Nova Chemicals Corp. 5.00% 2025[1]	5,295	5,555
Nova Chemicals Corp. 5.25% 2027[1]	44,462	47,398
Nova Chemicals Corp. 4.25% 2029[1]	55,023	55,328
Novelis Corp. 3.25% 2026[1]	7,060	7,130
Novelis Corp. 4.75% 2030[1]	20,073	21,136
Novelis Corp. 3.875% 2031[1]	20,184	20,089
Olin Corp. 5.625% 2029	5,700	6,183
Olin Corp. 5.00% 2030	3,365	3,538
Olympus Water US Holding Corp. 4.25% 2028[1]	25,230	25,126
Olympus Water US Holding Corp. 6.25% 2029[1]	1,350	1,318
Owens-Illinois, Inc. 5.875% 2023[1]	9,000	9,437
Owens-Illinois, Inc. 6.375% 2025[1]	5,341	5,761
Pearl Merger Sub, Inc. 6.75% 2028[1]	8,800	9,047
Rayonier A.M. Products, Inc. 7.625% 2026[1]	4,793	5,087
SCIH Salt Holdings, Inc. 4.875% 2028[1]	84,710	81,454
SCIH Salt Holdings, Inc. 6.625% 2029[1]	30,485	28,546
SCIL IV LLC 5.375% 2026[1]	8,825	9,068
Scotts Miracle-Gro Co. 4.50% 2029	10,276	10,727
Scotts Miracle-Gro Co. 4.375% 2032[1]	8,390	8,382
Sealed Air Corp. 4.00% 2027[1]	10,395	10,848
American High-Income Trust — Page 12 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Silgan Holdings, Inc. 4.125% 2028	$8,356	$8,547
Summit Materials, Inc. 6.50% 2027[1]	5,478	5,692
Summit Materials, Inc. 5.25% 2029[1]	16,515	17,322
TPC Group Inc. 10.50% 2024[1]	3,570	2,592
Trivium Packaging BV 5.50% 2026[1]	8,352	8,695
Trivium Packaging BV 8.50% 2027[1]	5,192	5,496
Tronox, Ltd. 4.625% 2029[1]	14,155	14,163
Unifrax Escrow Issuer Corp. 5.25% 2028[1]	21,660	21,935
Unifrax Escrow Issuer Corp. 7.50% 2029[1]	14,230	14,392
Valvoline, Inc. 4.25% 2030[1]	4,441	4,537
Valvoline, Inc. 3.625% 2031[1]	10,905	10,575
Venator Materials Corp. 5.75% 2025[1]	69,258	66,560
Venator Materials Corp. 9.50% 2025[1]	22,280	24,379
W. R. Grace Holdings LLC 4.875% 2027[1]	11,410	11,734
W. R. Grace Holdings LLC 5.625% 2029[1]	14,765	15,153
Warrior Met Coal, Inc. 7.875% 2028[1]	42,980	44,115
		1,985,611
Industrials 8.36%
ADT Security Corp. 4.125% 2029[1]	30,375	29,974
Allison Transmission Holdings, Inc. 3.75% 2031[1]	31,825	31,086
American Airlines, Inc. 5.50% 2026[1]	30,680	31,951
American Airlines, Inc. 5.75% 2029[1]	13,225	14,161
Artera Services, LLC 9.033% 2025[1]	16,015	16,961
Associated Materials, LLC 9.00% 2025[1]	32,952	35,293
Atkore, Inc. 4.25% 2031[1]	8,150	8,365
Atlantic Aviation FBO, Inc., Term Loan, (3-month USD-LIBOR + 3.00%) 3.50% 2028[2,3]	9,100	9,082
Atlantic Aviation FBO, Inc., Term Loan, (3-month USD-LIBOR + 5.75%) 6.25% 2029[2,3]	31,000	31,475
ATS Automation Tooling Systems, Inc. 4.125% 2028[1]	4,825	4,868
Avis Budget Car Rental, LLC 5.75% 2027[1]	18,910	19,677
Avis Budget Group, Inc. 4.75% 2028[1]	1,000	1,024
Avis Budget Group, Inc. 5.375% 2029[1]	15,095	15,945
Avolon Holdings Funding, Ltd. 5.25% 2024[1]	17,340	18,613
Avolon Holdings Funding, Ltd. 2.528% 2027[1]	36,710	35,685
Azul Investments LLP 7.25% 2026[1]	8,950	8,210
BlueLinx Holdings, Inc. 6.00% 2029[1]	8,825	8,793
Boeing Company 4.508% 2023	470	491
Boeing Company 5.04% 2027	450	507
Boeing Company 3.625% 2031	15,265	16,297
Boeing Company 3.90% 2049	540	568
Bohai Financial Investment Holding Co., Ltd. 4.50% 2023[1]	553	571
Bohai Financial Investment Holding Co., Ltd. 5.50% 2024[1]	1,258	1,350
Bombardier, Inc. 7.50% 2024[1]	9,438	9,846
Bombardier, Inc. 7.50% 2025[1]	30,183	30,786
Bombardier, Inc. 7.125% 2026[1]	40,925	42,509
Bombardier, Inc. 7.875% 2027[1]	60,565	62,886
Bombardier, Inc. 6.00% 2028[1]	29,655	29,787
Bombardier, Inc. 7.45% 2034[1]	8,670	10,664
Builders FirstSource, Inc. 4.25% 2032[1]	22,740	23,582
BWX Technologies, Inc. 4.125% 2028[1]	9,720	9,880
BWX Technologies, Inc. 4.125% 2029[1]	14,455	14,656
Clarivate Science Holdings Corp. 3.875% 2028[1]	26,655	26,842
Clarivate Science Holdings Corp. 4.875% 2029[1]	24,320	24,706
Clean Harbors, Inc. 4.875% 2027[1]	12,014	12,386
American High-Income Trust — Page 13 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022	$80	$81
CoreLogic, Inc. 4.50% 2028[1]	88,882	88,679
CoreLogic, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 7.00% 2029[2,3]	22,275	22,540
Covanta Holding Corp. 5.00% 2030	22,240	22,733
Covert Mergeco, Inc. 4.875% 2029[1]	15,965	16,229
Dun & Bradstreet Corp. 6.875% 2026[1]	13,448	14,000
Dun & Bradstreet Corp. 5.00% 2029[1]	21,517	22,049
Electricidad Firme de Mexico Holdings, SA de CV, 4.90% 2026[1]	9,495	9,422
Fortress Transportation and Infrastructure Investors LLC 9.75% 2027[1]	7,555	8,469
Fortress Transportation and Infrastructure Investors LLC 5.50% 2028[1]	8,560	8,740
Garda World Security Corp. 6.00% 2029[1]	3,200	3,061
GFL Environmental, Inc. 3.50% 2028[1]	15,000	14,799
GFL Environmental, Inc. 4.00% 2028[1]	2,725	2,675
Global Infrastructure Solutions, Inc. 5.625% 2029[1]	10,000	10,265
Gol Finance SA 8.00% 2026[1]	7,995	7,534
Harsco Corp. 5.75% 2027[1]	13,025	13,282
Herc Holdings, Inc. 5.50% 2027[1]	3,200	3,332
Howmet Aerospace, Inc. 6.875% 2025	1,510	1,738
Howmet Aerospace, Inc. 6.75% 2028	1,715	2,037
Icahn Enterprises Finance Corp. 4.75% 2024	24,605	25,560
JELD-WEN Holding, Inc. 4.875% 2027[1]	15,171	15,591
Kratos Defense & Security Solutions, Inc. 6.50% 2025[1]	26,747	27,542
Labl Escrow Issuer, LLC 6.75% 2026[1]	10,725	11,064
Labl Escrow Issuer, LLC 10.50% 2027[1]	22,105	23,205
LSC Communications, Inc. 8.75% 2023[1,6,7,8]	114,646	1,114
LSC Communications, Inc., Term Loan B, (USD Prime Rate + 4.50%) 7.75% 2022[2,3,6,7,8]	8,059	78
MasTec, Inc. 4.50% 2028[1]	19,860	20,658
Meritor, Inc. 6.25% 2025[1]	6,000	6,261
Meritor, Inc. 4.50% 2028[1]	6,075	6,099
Mueller Water Products, Inc. 4.00% 2029[1]	5,115	5,174
NESCO Holdings II, Inc. 5.50% 2029[1]	3,365	3,480
Nielsen Finance LLC and Nielsen Finance Co. 5.625% 2028[1]	4,375	4,525
Nielsen Finance LLC and Nielsen Finance Co. 5.875% 2030[1]	22,475	23,763
Park River Holdings, Inc. 5.625% 2029[1]	17,205	16,455
PGT Innovations, Inc. 4.375% 2029[1]	14,055	14,149
Pitney Bowes, Inc. 6.875% 2027[1]	11,500	11,954
PM General Purchaser LLC 9.50% 2028[1]	19,820	20,109
Prime Security Services Borrower, LLC 3.375% 2027[1]	8,100	7,830
Prime Security Services Borrower, LLC 6.25% 2028[1]	11,833	12,357
R.R. Donnelley & Sons Co. 6.125% 2026[1]	12,125	13,338
R.R. Donnelley & Sons Co., Term Loan B, (3-month USD-LIBOR + 5.00%) 5.104% 2024[2,3]	1,636	1,636
Ritchie Bros. Holdings, Inc. 4.75% 2031[1]	11,440	11,963
Roller Bearing Company of America, Inc. 4.375% 2029[1]	7,640	7,802
Rolls-Royce PLC 5.75% 2027[1]	8,205	9,082
Sensata Technologies Holding BV 4.00% 2029[1]	3,225	3,299
Sensata Technologies, Inc. 3.75% 2031[1]	8,800	8,781
SkyMiles IP, Ltd. 4.75% 2028[1]	38,005	41,531
SRS Distribution, Inc. 4.625% 2028[1]	10,080	10,133
SRS Distribution, Inc. 6.00% 2029[1]	8,925	8,984
SRS Distribution, Inc. 6.125% 2029[1]	6,605	6,741
Stericycle, Inc. 5.375% 2024[1]	20,884	21,323
Stericycle, Inc. 3.875% 2029[1]	16,785	16,558
The Brink’s Co. 4.625% 2027[1]	10,371	10,694
The Hertz Corp. 4.625% 2026[1]	2,000	2,015
American High-Income Trust — Page 14 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Titan International, Inc. 7.00% 2028	$11,500	$12,264
TransDigm, Inc. 6.25% 2026[1]	27,470	28,586
TransDigm, Inc. 6.375% 2026	800	823
TransDigm, Inc. 5.50% 2027	16,295	16,813
TransDigm, Inc. 7.50% 2027	770	805
TransDigm, Inc. 4.625% 2029	14,121	14,100
TransDigm, Inc. 4.875% 2029	6,480	6,518
Triumph Group, Inc. 6.25% 2024[1]	37,180	37,453
Triumph Group, Inc. 8.875% 2024[1]	5,984	6,533
Triumph Group, Inc. 7.75% 2025[1]	3,865	3,840
Uber Technologies, Inc. 8.00% 2026[1]	8,710	9,289
United Airlines Holdings, Inc. 6.50% 2027[1]	77,040	82,356
United Airlines, Inc. 4.375% 2026[1]	4,385	4,578
United Airlines, Inc. 4.625% 2029[1]	24,540	25,358
United Rentals, Inc. 5.25% 2030	5,484	5,944
United Rentals, Inc. 3.875% 2031	9,450	9,608
United Rentals, Inc. 3.75% 2032	8,360	8,431
Vertical Holdco GMBH 7.625% 2028[1]	6,344	6,805
Vertical U.S. Newco, Inc. 5.25% 2027[1]	21,245	22,361
WESCO Distribution, Inc. 7.125% 2025[1]	20,750	22,021
WESCO Distribution, Inc. 7.25% 2028[1]	12,400	13,614
Western Global Airlines LLC 10.375% 2025[1]	9,720	10,824
XPO Logistics, Inc. 6.25% 2025[1]	6,500	6,809
		1,697,723
Financials 6.93%
Advisor Group Holdings, LLC 6.25% 2028[1]	36,193	37,601
AG Merger Sub II, Inc. 10.75% 2027[1]	76,600	85,138
Albion Financing 1 SARL / Aggreko Holdings, Inc. 6.125% 2026[1]	10,550	10,666
Albion Financing 2 SARL 8.75% 2027[1]	7,050	7,173
Alliant Holdings Intermediate, LLC 6.75% 2027[1]	28,540	29,640
Alliant Holdings Intermediate, LLC / Alliant Holdings 4.25% 2027[1]	17,020	17,038
Alliant Holdings Intermediate, LLC / Alliant Holdings 5.875% 2029[1]	36,380	37,065
Ally Financial, Inc. 8.00% 2031	8,941	12,672
Ally Financial, Inc. 8.00% 2031	1,122	1,544
AmWINS Group, Inc. 4.875% 2029[1]	13,275	13,431
Aretec Escrow Issuer, Inc. 7.50% 2029[1]	43,112	44,287
Ascensus, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 7.00% 2029[2,3]	22,600	22,685
AssuredPartners, Inc. 7.00% 2025[1]	226	228
AssuredPartners, Inc. 8.00% 2027[1]	10,909	11,329
AssuredPartners, Inc. 5.625% 2029[1]	6,395	6,230
BroadStreet Partners, Inc. 5.875% 2029[1]	9,950	9,790
Castlelake Aviation Finance DAC 5.00% 2027[1]	39,735	39,477
Cobra AcquisitionCo LLC 6.375% 2029[1]	8,800	8,702
Coinbase Global, Inc. 3.375% 2028[1]	39,049	36,543
Coinbase Global, Inc. 3.625% 2031[1]	34,025	31,365
Compass Diversified Holdings 5.25% 2029[1]	69,030	72,434
Compass Diversified Holdings 5.00% 2032[1]	23,275	23,892
Credit Acceptance Corp. 5.125% 2024[1]	9,190	9,429
Credit Suisse Group AG 7.50% junior subordinated perpetual bonds (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) + 4.60% on 7/17/2023)[1,5]	2,295	2,431
Digital Currency Group, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 7.00% 2026[2,3,7,8]	17,548	16,619
Digital Currency Group, Inc., Term Loan, 8.75% 2026[2,7,8]	23,397	22,159
American High-Income Trust — Page 15 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Freedom Mortgage Corp. 7.625% 2026[1]	$10,900	$11,143
FS Energy and Power Fund 7.50% 2023[1]	72,789	75,982
Hightower Holding, LLC 6.75% 2029[1]	13,400	13,783
HUB International, Ltd. 7.00% 2026[1]	29,178	30,018
HUB International, Ltd. 5.625% 2029[1]	4,495	4,638
Icahn Enterprises Finance Corp. 5.25% 2027	5,503	5,667
Icahn Enterprises Finance Corp. 4.375% 2029	9,175	8,960
Iron Mountain Information Management Services, Inc. 5.00% 2032[1]	29,120	29,861
Ladder Capital Corp. 4.25% 2027[1]	31,286	31,526
Ladenburg Thalmann Financial Services, Inc. 6.50% 2027	80	1,377
LPL Holdings, Inc. 4.625% 2027[1]	18,298	18,965
LPL Holdings, Inc. 4.00% 2029[1]	29,970	30,732
LPL Holdings, Inc. 4.375% 2031[1]	20,400	20,897
MGIC Investment Corp. 5.25% 2028	7,625	8,017
MidCap Financial Issuer Trust 6.50% 2028[1]	13,250	13,836
MidCap Financial Issuer Trust 5.625% 2030[1]	5,125	5,146
MSCI, Inc. 4.00% 2029[1]	15,793	16,530
MSCI, Inc. 3.625% 2030[1]	3,759	3,849
MSCI, Inc. 3.625% 2031[1]	28,050	29,142
MSCI, Inc. 3.875% 2031[1]	27,015	28,171
MSCI, Inc. 3.25% 2033[1]	26,710	27,052
National Financial Partners Corp. 6.875% 2028[1]	14,489	14,553
Navient Corp. 5.50% 2023	49,726	51,849
Navient Corp. 7.25% 2023	1,620	1,748
Navient Corp. 5.875% 2024	31,315	33,421
Navient Corp. 6.125% 2024	23,168	24,726
Navient Corp. 6.75% 2025	9,000	9,909
Navient Corp. 6.75% 2026	5,210	5,765
Navient Corp. 5.00% 2027	53,762	54,884
Navient Corp. 4.875% 2028	5,570	5,564
Navient Corp. 5.50% 2029	15,230	15,216
Navient Corp. 5.625% 2033	32,712	31,204
OneMain Holdings, Inc. 7.125% 2026	24,220	27,647
Owl Rock Capital Corp. 3.75% 2025	12,093	12,538
Owl Rock Capital Corp. 4.00% 2025	449	467
Owl Rock Capital Corp. 3.375% 2026	5,685	5,783
Owl Rock Capital Corp. 2.625% 2027	400	391
Owl Rock Capital Corp. II 4.625% 2024[1]	9,835	10,308
Owl Rock Capital Corp. III 3.125% 2027[1]	11,350	11,105
Owl Rock Core Income Corp. 3.125% 2026[1]	10,500	10,149
PRA Group, Inc. 5.00% 2029[1]	8,775	8,810
Quicken Loans, LLC 3.625% 2029[1]	6,605	6,639
Rocket Mortgage / Rocket Mortgage Co-Issuer, Inc. 2.875% 2026[1]	17,010	16,905
Springleaf Finance Corp. 6.125% 2024	3,700	3,927
Springleaf Finance Corp. 6.625% 2028	4,960	5,562
Springleaf Finance Corp. 5.375% 2029	6,627	7,215
Starwood Property Trust, Inc. 5.50% 2023[1]	7,195	7,454
Travelport Finance Luxembourg SARL, Term Loan, (3-month USD-LIBOR + 1.50%) 7.25% PIK and 2.50% Cash 2025[2,3,4]	—[10]	—[10]
		1,408,599
American High-Income Trust — Page 16 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology 4.15%	Principal amount (000)	Value (000)
Almonde, Inc., Term Loan B, (3-month USD-LIBOR + 3.50%) 4.50% 2024[2,3]	$3,872	$3,859
Almonde, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.25% 2025[2,3]	67,794	67,813
Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 5.50%) 6.25% 2025[2,3]	17,170	17,360
Avaya, Inc. 6.125% 2028[1]	7,090	7,528
Black Knight, Inc. 3.625% 2028[1]	21,350	21,355
BMC Software, Inc. 7.125% 2025[1]	6,940	7,286
BMC Software, Inc. 9.125% 2026[1]	4,290	4,486
BMC Software, Inc., Term Loan, (3-month USD-LIBOR + 5.50%) 6.128% 2026[2,3]	32,550	32,892
Booz Allen Hamilton, Inc. 3.875% 2028[1]	23,183	23,622
Booz Allen Hamilton, Inc. 4.00% 2029[1]	15,353	15,880
CA Magnum Holdings 5.375% 2026[1]	8,775	9,093
CommScope Finance LLC 6.00% 2026[1]	380	392
Conduent Business Services, LLC 6.00% 2029[1]	8,825	8,711
Dell International LLC / EMC Corp. 8.10% 2036	4,278	6,519
Dell, Inc. 5.40% 2040	750	850
Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 2.875% 2023[2,3]	5,163	5,118
Diebold Nixdorf, Inc. 9.375% 2025[1]	86,900	93,664
Diebold, Inc. 8.50% 2024	24,505	24,530
Elastic NV 4.125% 2029[1]	6,750	6,689
Fair Isaac Corp. 4.00% 2028[1]	30,475	31,379
Gartner, Inc. 4.50% 2028[1]	29,880	31,255
Gartner, Inc. 3.75% 2030[1]	9,025	9,240
II-VI, Inc. 5.00% 2029[1]	9,700	9,926
II-VI, Inc., Term Loan B, (3-month USD-LIBOR + 2.75%) 3.25% 2028[2,3]	4,600	4,601
Imola Merger Corp. 4.75% 2029[1]	5,000	5,139
J2 Global, Inc. 4.625% 2030[1]	4,685	4,813
MicroStrategy, Inc. 6.125% 2028[1]	11,850	11,892
MoneyGram International, Inc. 5.375% 2026[1]	27,000	27,436
NCR Corp. 5.125% 2029[1]	52,150	54,080
PTC, Inc. 3.625% 2025[1]	216	219
Rocket Software, Inc. 6.50% 2029[1]	25,550	24,962
Sabre GLBL, Inc. 7.375% 2025[1]	1,950	2,040
Sabre Holdings Corp. 9.25% 2025[1]	7,154	8,092
Solera Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 4.00%) 4.50% 2028[2,3]	11,122	11,134
Square, Inc. 2.75% 2026[1]	39,725	39,825
Square, Inc. 3.50% 2031[1]	28,810	29,580
Synaptics, Inc. 4.00% 2029[1]	5,225	5,311
UKG, Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 3.75% 2026[2,3]	8,927	8,893
UKG, Inc., Term Loan, (3-month USD-LIBOR + 5.25%) 5.75% 2027[2,3]	40,850	41,105
Unisys Corp. 6.875% 2027[1]	32,965	35,734
VeriSign, Inc. 5.25% 2025	3,068	3,386
Veritas Holdings, Ltd. 7.50% 2025[1]	47,350	49,069
Viavi Solutions, Inc. 3.75% 2029[1]	10,109	10,123
Virtusa Corp., Term Loan B, (3-month USD-LIBOR + 3.75%) 4.50% 2028[2,3]	943	946
Xerox Corp. 5.00% 2025[1]	12,575	13,343
Xerox Corp. 5.50% 2028[1]	11,000	11,610
		842,780
Consumer staples 3.84%
Albertsons Companies, Inc. 3.50% 2023[1]	10,207	10,396
Albertsons Companies, Inc. 4.625% 2027[1]	650	683
Albertsons Companies, Inc. 3.50% 2029[1]	44,752	44,917
Albertsons Companies, Inc. 4.875% 2030[1]	5,915	6,396
B&G Foods, Inc. 5.25% 2025	18,557	18,975
American High-Income Trust — Page 17 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
B&G Foods, Inc. 5.25% 2027	$25,411	$26,298
CD&R Smokey Buyer, Inc. 6.75% 2025[1]	5,070	5,329
Central Garden & Pet Co. 4.125% 2030	12,556	12,684
Central Garden & Pet Co. 4.125% 2031[1]	18,755	18,876
Coty, Inc. 5.00% 2026[1]	11,000	11,346
Coty, Inc. 6.50% 2026[1]	7,980	8,240
Coty, Inc. 4.75% 2029[1]	32,340	32,915
Darling Ingredients, Inc. 5.25% 2027[1]	7,931	8,197
Edgewell Personal Care Co. 5.50% 2028[1]	4,775	5,075
Energizer Holdings, Inc. 4.375% 2029[1]	9,560	9,345
Fresh Market, Inc. 9.75% 2023[1]	2,300	2,369
Ingles Markets, Inc. 4.00% 2031[1]	6,570	6,629
Kraft Heinz Company 3.00% 2026	9,128	9,557
Kraft Heinz Company 3.875% 2027	17,995	19,458
Kraft Heinz Company 3.75% 2030	2,285	2,469
Kraft Heinz Company 4.625% 2039	2,950	3,470
Kraft Heinz Company 5.00% 2042	15,840	19,747
Kraft Heinz Company 5.20% 2045	6,760	8,615
Kraft Heinz Company 4.375% 2046	31,664	37,159
Kraft Heinz Company 4.875% 2049	24,604	30,966
Kraft Heinz Company 5.50% 2050	22,845	30,996
Kronos Acquisition Holdings, Inc. 5.00% 2026[1]	25,495	25,212
Kronos Acquisition Holdings, Inc. 7.00% 2027[1]	54,470	51,430
Lamb Weston Holdings, Inc. 4.125% 2030[1]	55,500	57,050
Lamb Weston Holdings, Inc. 4.375% 2032[1]	10,600	10,949
Nestle Skin Health SA, Term Loan B3, (3-month USD-LIBOR + 3.75%) 4.50% 2026[2,3]	23,558	23,610
Performance Food Group, Inc. 4.25% 2029[1]	7,285	7,239
Post Holdings, Inc. 5.625% 2028[1]	15,185	16,118
Post Holdings, Inc. 5.50% 2029[1]	27,109	28,526
Post Holdings, Inc. 4.625% 2030[1]	51,415	52,459
Post Holdings, Inc. 4.50% 2031[1]	24,475	24,331
Prestige Brands International, Inc. 5.125% 2028[1]	11,533	12,025
Prestige Brands International, Inc. 3.75% 2031[1]	14,440	14,029
Simmons Foods, Inc. 4.625% 2029[1]	19,185	18,929
Spectrum Brands, Inc. 5.75% 2025	3,272	3,345
TreeHouse Foods, Inc. 4.00% 2028	1,540	1,481
United Natural Foods, Inc. 6.75% 2028[1]	31,195	33,450
US Foods, Inc. 4.625% 2030[1]	8,680	8,791
		780,081
Utilities 3.02%
AES Corp. 3.30% 2025[1]	12,600	13,090
Alfa Desarrollo SpA 4.55% 2051[1]	5,485	5,423
AmeriGas Partners LP 5.75% 2027	5,878	6,508
Calpine Corp. 5.25% 2026[1]	1,051	1,080
Calpine Corp. 4.50% 2028[1]	4,000	4,157
Calpine Corp. 5.125% 2028[1]	8,282	8,421
Calpine Corp. 3.75% 2031[1]	9,175	8,857
Calpine Corp. 5.00% 2031[1]	15,000	15,023
DPL, Inc. 4.125% 2025	12,465	13,044
Emera, Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[5]	18,225	21,027
Enfragen Energia Sur SA 5.375% 2030[1]	9,700	8,865
FirstEnergy Corp. 2.25% 2030	21,125	20,367
FirstEnergy Corp. 2.65% 2030	6,754	6,686
American High-Income Trust — Page 18 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
FirstEnergy Corp. 7.375% 2031	$17,026	$23,017
FirstEnergy Corp. 3.40% 2050	31,544	30,992
FirstEnergy Corp., Series B, 4.40% 2027 (4.15% on 1/15/2022)[5]	550	593
FirstEnergy Corp., Series C, 5.35% 2047[5]	6,825	8,133
FirstEnergy Transmission LLC 2.866% 2028[1]	12,350	12,382
FirstEnergy Transmission LLC 4.55% 2049[1]	2,000	2,289
Instituto Costarricense de Electricidad 6.75% 2031[1]	13,180	13,366
Inversiones Latin America Power 5.125% 2033[1]	6,530	6,278
NextEra Energy Partners LP 4.25% 2024[1]	3,163	3,289
NextEra Energy Partners LP 3.875% 2026[1]	2,373	2,519
NGL Energy Partners LP 7.50% 2026	20,525	17,622
NRG Energy, Inc. 3.625% 2031[1]	21,050	20,560
Pacific Gas and Electric Co. 3.75% 2028	6,000	6,245
Pacific Gas and Electric Co. 4.55% 2030	12,203	13,206
Pacific Gas and Electric Co. 2.50% 2031	2,000	1,907
Pacific Gas and Electric Co. 3.30% 2040	4,540	4,218
Pacific Gas and Electric Co. 3.50% 2050	9,040	8,397
Pacific Gas and Electric Co. 4.95% 2050	6,675	7,287
PG&E Corp. 5.00% 2028	59,690	62,888
PG&E Corp. 5.25% 2030	61,660	64,773
PG&E Corp., Term Loan, (3-month USD-LIBOR + 3.00%) 3.50% 2025[2,3]	4,778	4,739
Talen Energy Corp. 6.50% 2025	4,025	1,606
Talen Energy Corp. 10.50% 2026[1]	72,138	31,094
Talen Energy Corp. 7.25% 2027[1]	72,777	64,480
Talen Energy Corp. 6.625% 2028[1]	1,819	1,599
Talen Energy Corp., Term Loan B, (3-month USD-LIBOR + 3.75%) 3.854% 2026[2,3]	1,000	896
Talen Energy Supply, LLC 7.625% 2028[1]	25,950	23,135
Venture Global Calcasieu Pass, LLC 3.875% 2029[1]	37,070	38,522
Vistra Operations Co. LLC 3.55% 2024[1]	5,769	5,944
		614,524
Real estate 2.95%
Brookfield Property REIT, Inc. 5.75% 2026[1]	42,942	44,493
Diversified Healthcare Trust 4.375% 2031	13,930	13,399
Howard Hughes Corp. 5.375% 2028[1]	31,183	33,255
Howard Hughes Corp. 4.125% 2029[1]	32,238	32,715
Howard Hughes Corp. 4.375% 2031[1]	51,912	52,508
Iron Mountain, Inc. 4.875% 2027[1]	29,660	30,802
Iron Mountain, Inc. 5.00% 2028[1]	6,202	6,382
Iron Mountain, Inc. 5.25% 2028[1]	24,088	25,093
Iron Mountain, Inc. 5.25% 2030[1]	52,325	55,235
Iron Mountain, Inc. 4.50% 2031[1]	19,090	19,329
Kennedy-Wilson Holdings, Inc. 4.75% 2029	49,565	50,755
Kennedy-Wilson Holdings, Inc. 4.75% 2030	45,173	45,860
Kennedy-Wilson Holdings, Inc. 5.00% 2031	45,955	47,403
Ladder Capital Corp. 5.25% 2025[1]	14,495	14,674
Ladder Capital Corp. 4.75% 2029[1]	2,015	2,069
Medical Properties Trust, Inc. 5.00% 2027	13,527	14,169
Medical Properties Trust, Inc. 3.50% 2031	4,187	4,240
Park Intermediate Holdings LLC 4.875% 2029[1]	26,345	26,978
Realogy Corp. 9.375% 2027[1]	9,835	10,633
Realogy Corp. 5.75% 2029[1]	14,475	14,859
Realogy Group LLC 7.625% 2025[1]	3,645	3,867
RHP Hotel Properties LP / RHP Finance Corp. 4.50% 2029[1]	11,330	11,347
American High-Income Trust — Page 19 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
RLJ Lodging Trust, LP 4.00% 2029[1]	$14,905	$14,768
WeWork Companies, Inc. 7.875% 2025[1]	3,025	2,895
WeWork Companies, LLC 5.00% 2025[1]	24,450	21,257
		598,985
Total corporate bonds, notes & loans		17,956,561
U.S. Treasury bonds & notes 0.28% U.S. Treasury 0.18%
U.S. Treasury 1.75% 2022	35,000	35,268
U.S. Treasury inflation-protected securities 0.10%
U.S. Treasury Inflation-Protected Security 0.125% 2051[11,12]	16,993	20,127
Total U.S. Treasury bonds & notes		55,395
Asset-backed obligations 0.05%
Aesop Funding LLC, Series 2019-2A, Class D, 3.04% 2025[1,13]	5,000	4,956
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class C, 6.50% 2041[1,13]	5,473	5,405
		10,361
Total bonds, notes & other debt instruments (cost: $17,888,698,000)		18,022,317
Convertible bonds & notes 0.21% Communication services 0.20%
DISH DBS Corp., convertible notes, 3.375% 2026	42,635	40,463
Energy 0.01%
Mesquite Energy, Inc., convertible notes, 15.19% PIK 2023[1,4,7,8]	2,364	2,364
Total convertible bonds & notes (cost: $46,451,000)		42,827
Convertible stocks 0.17% Financials 0.14%	Shares
2020 Cash Mandatory Exchangeable Trust, convertible preferred shares, 5.25% 2023[1]	26,724	27,932
Utilities 0.03%
PG&E Corp., convertible preferred units, 5.50% 2023	57,000	6,594
Total convertible stocks (cost: $30,467,000)		34,526
Common stocks 4.29% Energy 1.50%
Chesapeake Energy Corp.	1,624,609	104,820
Oasis Petroleum, Inc.	600,000	75,594
Denbury, Inc.[14]	485,000	37,146
Civitas Resources, Inc.	551,081	26,986
Weatherford International[14]	796,137	22,069
Diamond Offshore Drilling, Inc.[14]	3,120,572	13,262
Diamond Offshore Drilling, Inc.[1,7,14]	1,092,958	4,274
American High-Income Trust — Page 20 of 28

unaudited
Common stocks (continued) Energy (continued)	Shares	Value (000)
Ascent Resources - Utica LLC, Class A7,8,14,15	90,532,504	$8,148
California Resources Corp.	183,103	7,820
McDermott International, Ltd.[14]	3,921,721	1,608
McDermott International, Ltd.[1,14,15]	1,745,604	716
Southwestern Energy Co.[14]	229,524	1,069
Mesquite Energy, Inc.[7,8,14]	109,992	660
Petroplus Holdings AG7,8,14	3,360,000	—[10]
		304,172
Health care 1.02%
Rotech Healthcare, Inc.[7,8,9,14,15]	1,916,276	206,958
Industrials 0.52%
New AMI I, LLC[7,8,9,14]	13,950,408	105,465
Materials 0.36%
Hexion Holdings Corp., Class B14	2,578,813	73,264
Consumer discretionary 0.32%
NMG Parent LLC[14]	214,462	32,598
MYT Holding Co., Class B7,9,14	7,468,376	31,741
		64,339
Financials 0.24%
Jonah Energy Parent LLC[7,8,9,14]	747,471	31,999
Navient Corp.	775,000	16,446
		48,445
Communication services 0.23%
Frontier Communications Parent, Inc.[14]	1,021,177	30,114
iHeartMedia, Inc., Class A14	378,645	7,967
Cumulus Media, Inc., Class A14	561,642	6,318
Clear Channel Outdoor Holdings, Inc.[14]	890,868	2,949
		47,348
Information technology 0.08%
MoneyGram International, Inc.[14]	1,310,886	10,343
Diebold Nixdorf, Inc.[14]	685,000	6,199
		16,542
Utilities 0.02%
Vistra Corp.	211,892	4,825
Total common stocks (cost: $652,933,000)		871,358
Preferred securities 0.15% Consumer discretionary 0.10%
MYT Holdings LLC, Series A, preferred shares, 10.00% 2029[9]	19,884,070	21,475
American High-Income Trust — Page 21 of 28

unaudited
Preferred securities (continued) Industrials 0.05%	Shares	Value (000)
ACR III LSC Holdings LLC, Series B, preferred shares[1,7,8,14]	13,566	$9,544
Energy 0.00%
McDermott International, Inc., 8.00% cumulative preferred shares[7,8,14]	1,130	56
Total preferred securities (cost: $32,392,000)		31,075
Rights & warrants 0.14% Energy 0.08%
Chesapeake Energy Corp., Class B, warrants, expire 2026[14]	223,829	8,038
Chesapeake Energy Corp., Class A, warrants, expire 2026[14]	125,868	5,029
Chesapeake Energy Corp., Class C, warrants, expire 2026[14]	87,182	2,823
California Resources Corp., warrants, expire 2024[14]	16,108	200
Denbury, Inc., Series B, warrants, expire 2023[1,14]	155	7
McDermott International, Inc., warrants, expire 2027[7,8,14]	845,563	—[10]
Sable Permian Resources, LLC, Class A, warrants, expire 2024[7,8,14]	42,744	—[10]
		16,097
Consumer discretionary 0.06%
NMG Parent LLC, warrants, expire 2027[7,14]	407,047	12,024
Utilities 0.00%
Vistra Energy Corp., rights[1,7,8,14]	2,202	—[10]
Total rights & warrants (cost: $39,859,000)		28,121
Short-term securities 5.09% Money market investments 5.09%
Capital Group Central Cash Fund 0.09%[9,16]	10,347,083	1,034,812
Total short-term securities (cost: $1,034,943,000)		1,034,812
Total investment securities 98.77% (cost: $19,725,743,000)		20,065,036
Other assets less liabilities 1.23%		249,953
Net assets 100.00%		$20,314,989
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized depreciation at 12/31/2021 (000)
5 Year U.S. Treasury Note Futures	Short	485	March 2022	$(58,673)	$(239)
10 Year Ultra U.S. Treasury Note Futures	Short	39	March 2022	(5,711)	(79)
10 Year U.S. Treasury Note Futures	Short	1,960	March 2022	(255,719)	(2,838)
30 Year Ultra U.S. Treasury Bond Futures	Short	54	March 2022	(10,645)	(202)
					$(3,358)
American High-Income Trust — Page 22 of 28

unaudited
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional (000)	Value at 12/31/2021 (000)	Upfront premium received (000)	Unrealized appreciation (depreciation) at 12/31/2021 (000)
CDX.NA.HY.37	5.00%	Quarterly	12/20/2026	$152,024	$(13,895)	$(14,750)	$855
CDX.NA.IG.37	1.00%	Quarterly	12/20/2026	350,000	(8,503)	(8,806)	303
CDX.NA.IG.37	1.00%	Quarterly	12/20/2031	40,000	(386)	(321)	(65)
						$(23,877)	$1,093
Investments in affiliates9

	Value of affiliates at 10/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 12/31/2021 (000)	Interest or dividend income (000)
Bonds, notes & other debt instruments 0.23%
Health care 0.23%
Rotech Healthcare, Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.00% PIK 2023[2,3,4,7,8]	$44,394	$1,475	$—	$—	$—	$45,869	$1,518
Common stocks 1.85%
Energy 0.00%
Tapstone Energy, LLC[1,7,14,17]	4,970	—	2,304	2,299	(4,965)	—	—
Health care 1.02%
Rotech Healthcare, Inc.[7,8,14,15]	206,958	—	—	—	—	206,958	—
Industrials 0.52%
New AMI I, LLC[7,8,14]	125,135	—	—	—	(19,670)	105,465	—
Consumer discretionary 0.15%
MYT Holding Co., Class B7,14	39,209	—	—	—	(7,468)	31,741	—
Financials 0.16%
Jonah Energy Parent LLC[7,8,14]	16,070	—	—	—	15,929	31,999	—
Total common stocks						376,163
Preferred securities 0.10%
Consumer discretionary 0.10%
MYT Holdings LLC, Series A, preferred shares, 10.00% 2029	21,032	—	—	—	443	21,475	—
Short-term securities 5.09%
Money market investments 5.09%
Capital Group Central Cash Fund 0.09%[16]	1,140,704	1,177,833	1,283,709	(44)	28	1,034,812	180
Total 7.27%				$2,255	$(15,703)	$1,478,319	$1,698
American High-Income Trust — Page 23 of 28

unaudited
[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $12,809,715,000, which represented 63.06% of the net assets of the fund.
[2]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $658,086,000, which represented 3.24% of the net assets of the fund.
[3]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[4]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[5]	Step bond; coupon rate may change at a later date.
[6]	Scheduled interest and/or principal payment was not received.
[7]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $545,302,000, which represented 2.68% of the net assets of the fund.
[8]	Value determined using significant unobservable inputs.
[9]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[10]	Amount less than one thousand.
[11]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $17,336,000, which represented .09% of the net assets of the fund.
[12]	Index-linked bond whose principal amount moves with a government price index.
[13]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[14]	Security did not produce income during the last 12 months.
[15]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[16]	Rate represents the seven-day yield at 12/31/2021.
[17]	Affiliated issuer during the reporting period but no longer held at 12/31/2021.
Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc.	9/26/2013	$41,128	$206,958	1.02%
Ascent Resources - Utica LLC, Class A	4/25/2016-11/15/2016	4,340	8,148.04
McDermott International, Ltd.	4/4/2018-12/31/2020	7,967	716.00
Total private placement securities		$ 53,435	$ 215,822	1.06%
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
American High-Income Trust — Page 24 of 28

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $1,155,025,000. Credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amount of credit default swaps while held was $651,083,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
American High-Income Trust — Page 25 of 28

unaudited
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of December 31, 2021 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$17,824,492	$132,069	$17,956,561
U.S. Treasury bonds & notes	—	55,395	—	55,395
Asset-backed obligations	—	10,361	—	10,361
Convertible bonds & notes	—	40,463	2,364	42,827
Convertible stocks	6,594	27,932	—	34,526
Common stocks	436,253	81,875	353,230	871,358
Preferred securities	—	21,475	9,600	31,075
Rights & warrants	16,097	12,024	—[1]	28,121
Short-term securities	1,034,812	—	—	1,034,812
Total	$1,493,756	$18,074,017	$497,263	$20,065,036
	Other investments[2]
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on credit default swaps	$—	$1,158	$—	$1,158
Liabilities:
Unrealized depreciation on futures contracts	(3,358)	—	—	(3,358)
Unrealized depreciation on credit default swaps	—	(65)	—	(65)
Total	$(3,358)	$1,093	$—	$(2,265)
[1]	Amount less than one thousand.
[2]	Futures contracts and credit default swaps are not included in the investment portfolio.
The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the three months ended
December 31, 2021 (dollars in thousands):
	Beginning value at 10/1/2021	Transfers into Level 3[3]	Purchases	Sales	Net realized gain	Unrealized depreciation	Transfers out of Level 3[3]	Ending value at 12/31/2021
Investment securities	$471,243	$—	$41,995	$(2,687)	$2,431	$(15,719)	$—	$497,263
Net unrealized depreciation during the period on Level 3 investment securities held at December 31, 2021								$(10,810)
3Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
American High-Income Trust — Page 26 of 28

unaudited
Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):
	Value at 12/31/2021	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average[1]	Impact to valuation from an increase in input[2]
Bonds, notes & other debt instruments	$ 132,069	Estimated recovery value	Expected proceeds	N/A	N/A	N/A
			Vendor price	N/A	N/A	N/A
			Par value	N/A	N/A	N/A
			Risk discount	50%	50%	Decrease
			Call price	N/A	N/A	N/A
		Yield analysis	YTM risk premium	104 - 200 bps	156 bps	Decrease
Convertible bonds & notes	2,364	Transaction price	N/A	N/A	N/A	N/A
Common stocks	353,230	Liquidation value	N/A	N/A	N/A	N/A
		Estimated recovery value	Exchange terms	N/A	N/A	N/A
			Par value	N/A	N/A	N/A
			Risk discount	90%	90%	Decrease
			Adjustment based on market decline	20%	20%	Decrease
			Expected proceeds	N/A	N/A	N/A
		Market comparable companies	EV/EBITDA multiple	4.1x	4.1	Increase
			Discount to EV/EBITDA multiple	50%	50%	Decrease
			EV/EBITDA less CapEx multiple	12.5x	12.5x	Increase
			Discount to EV/EBITDA less CapEx multiple	18%	18%	Decrease
			Discount for uncertainty	5%	5%	Decrease
			DLOM	20% - 21%	20%	Decrease
Preferred securities	9,600	Estimated recovery value	Par value	N/A	N/A	N/A
			Risk discount	95%	95%	Decrease
		Market comparable companies	EV/EBITDA multiple	4.9x	4.9x	Increase
			Discount to EV/EBITDA multiple	29%	29%	Decrease
			DLOM	30%	30%	Decrease
Rights & warrants	—[3]	Estimated recovery value	N/A	N/A	N/A	N/A
Total	$ 497,263
[1]	Weighted average is by relative fair value.
[2]	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
[3]	Amount less than one thousand.

Key to abbreviations and symbol
CapEx = Capital expenditures
DAC = Designated Activity Company
DLOM = Discount for lack of marketability
EBITDA = Earnings before income taxes, depreciation and amortization
EV = Enterprise value
LIBOR = London Interbank Offered Rate
USD/$ = U.S. dollars
YTM = Yield to maturity
American High-Income Trust — Page 27 of 28

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2022 Capital Group. All rights reserved.
MFGEFP1-021-0222O-S85358	American High-Income Trust — Page 28 of 28